QUALITY
CASH RESERVE
PRIME SHARES


Semi-Annual Report

September 30, 1999

Fund Features
--------------------------------------------------------------------------------

o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o Check Redemption Privilege
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $250) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o No Sales Charge and Immediate Liquidity
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares (other fees and expenses do apply to a continued investment in the Fund and are described in the prospectus).

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on May 6, 1991. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency.

o Minimum Investment
  The minimum initial investment is $1,500. Subsequent investments may be $100 or more.

   This report is prepared for the general information of shareholders of Quality Cash Reserve Prime Shares. It may be distributed only to current shareholders or to persons who have received a current prospectus.

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to report on the progress of your Fund for the six months ended September 30, 1999.

MARKET ACTIVITY

     During this semi-annual period, money market participants shifted their focus away from the overseas crises that dominated the Fund's last fiscal year to the ongoing strength of the U.S. economy. U.S. GDP growth was in excess of 2.5%-3%, and, except for certain commodities such as oil and gold, inflation overall remained benign. In fact, the core Consumer Price Index increased only 1.9% on an annual basis through the end of August 1999, the lowest twelve month rate of change in 33 years.

     Even with the strong economy/low inflation scenario, the Federal Reserve Board chose to focus on economic statistics such as strong retail sales and a robust labor market as potential catalysts for future inflation. The Federal Reserve Board did not officially move interest rates at their May meeting, but it did adopt a policy bias tilted toward higher rates. Market expectations of this Fed tightening together with consumer optimism, signs of global growth, and above-trend U.S. growth combined to push short-term yields dramatically higher in both the taxable and tax-exempt money markets. Finally, and as generally expected, the Federal Reserve Board voted to raise the fed funds rate by 0.25% to 5.0% on June 30th and to 5.25% on August 24th.

INVESTMENT REVIEW

     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Quality Cash Reserve Prime Shares is a class. The portfolio maintains a OAAAmO rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.


-------------------------------------------------------------------------------
                             Performance Comparisons
               (for the 7-day current yield at September 30, 1999)
-------------------------------------------------------------------------------
             Quality Cash Reserve Prime Shares                   4.45%
-------------------------------------------------------------------------------

The yield shown represents past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

     Our strategy in this Fund continued to be concentrated on investing in high quality issues. As of September 30, 1999, 91.8% of the Fund was invested in U.S. commercial paper, 4.2% in corporate floating rate securities, 3.4% in U.S. certificates of deposit, 0.3% in U.S. corporate notes/bonds, 0.2% in government agency securities, and 0.1% in repurchase agreements. For most of the semi-annual period, we maintained a relatively neutral to the benchmark maturity position. At September 30, 1999, the Fund's weighted average maturity stood at 47 days.

LOOKING AHEAD

     We believe that the Federal Reserve Board will likely pause for the near term while it assesses the results of its two previous tightenings and vigilantly monitors future economic data for signs of future inflation. Unemployment and the strength of the U.S. dollar become key factors in the Fed's determinations. If the Federal Reserve Board tightens monetary policy once more, it will probably be in November 1999. Early in the year 2000, the rate of U.S. economic growth may slow enough for interest rates to reverse course and begin drifting downward.

     Our strategy for the Fund going forward is to continue to slowly extend the portfolio's maturities into next year to take advantage of the present steep yield curve caused by issuers aggressively extending their liabilities to avoid any potential Y2K problems. We believe this strategy will also allow us to maintain competitive yields, take advantage of any potential rate hikes, and retain the liquidity needed for anticipated year-end redemptions. We will continue to concentrate the portfolio in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund's Series will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.


Sincerely,


/s/ Darlene M. Rasel

Darlene M. Rasel
Portfolio Manager

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)
                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER - 91.8%/a
Automobiles & Trucks - 8.3%
  Ford Motor Credit Co.
    5.56%  10/1/99 ..............  A-1    P-1    $   60,000    $     60,000,000
    5.29%  10/22/99 .............  A-1    P-1        40,000          39,876,567
    5.28%  11/17/99 .............  A-1    P-1        30,000          29,793,200
PACCAR Financial Corp.
    5.28%  10/20/99 .............  A-1+   P-1        28,000          27,921,973
    5.11%  10/21/99 .............  A-1+   P-1        18,350          18,297,751
    5.11%  10/22/99 .............  A-1+   P-1        25,000          24,925,479
    5.30%  10/26/99 .............  A-1+   P-1        10,000           9,963,194
    5.29%  10/28/99 .............  A-1+   P-1        10,000           9,960,325
    5.30%  11/12/99 .............  A-1+   P-1         5,000           4,969,083
    5.31%  11/24/99 .............  A-1+   P-1        26,240          26,030,998
    5.31%  12/3/99 ..............  A-1+   P-1        10,000           9,907,075
    5.32%  12/20/99 .............  A-1+   P-1        10,000           9,881,778
    5.16%  2/2/00 ...............  A-1+   P-1        25,000          24,538,789
  Toyota Motor Credit Corp.
    5.21%  10/18/99 .............  A-1+   P-1        15,000          14,963,096
    5.28%  10/26/99 .............  A-1+   P-1         8,755           8,722,898
    5.27%  11/23/99 .............  A-1+   P-1        60,000          59,534,483
                                                               ----------------
                                                                    379,286,689
                                                               ----------------
Bank Holding Companies - 2.2%
  Wachovia Bank
    4.93%  2/7/00 ...............  A-1+   P-1        30,000          29,470,025
    5.18%  2/15/00 ..............  A-1+   P-1        15,000          14,704,308
  Wells Fargo & Co.
    5.75%  2/22/00 ..............  A-1    P-1        30,000          29,310,000
    5.77%  2/29/00 ..............  A-1    P-1        25,000          24,394,951
                                                               ----------------
                                                                     97,879,284
                                                               ----------------
Beverages - Soft Drinks - 2.4%
  Coca Cola Co.
    5.26%  10/8/99 ..............  A-1+   P-1        50,000          49,948,861
    5.27%  11/22/99 .............  A-1+   P-1        50,000          49,619,389
    5.27%  1/20/00 ..............  A-1+   P-1        10,000           9,837,508
                                                               ----------------
                                                                    109,405,758
                                                               ----------------
Chemicals - 3.7%
  E.I. duPont de Nemours and Co.
    5.11%  10/18/99 .............  A-1+   P-1        30,685          30,610,955
    5.27%  10/19/99 .............  A-1+   P-1        30,000          29,920,950
    5.27%  11/22/99 .............  A-1+   P-1        60,000          59,543,267
    5.27%  12/2/99 ..............  A-1+   P-1        50,000          49,546,194
                                                               ----------------
                                                                    169,621,366
                                                               ----------------

PRIME SERIES
--------------------------------------------------------------------------------


                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Computers - Equipment - 2.8%
  Hewlett-Packard Co.
    5.30%  10/8/99 ..............  A-1+   P-1       $10,000        $  9,989,694
    5.29%  11/1/99 ..............  A-1+   P-1        50,000          49,772,236
    5.30%  11/24/99 .............  A-1+   P-1        40,000          39,682,000
  Xerox Credit Corp.
    5.29%  11/10/99 .............  A-1    P-1        30,000          29,823,667
                                                               ----------------
                                                                    129,267,597
                                                               ----------------
Electrical and Electronics - 3.2%
  Emerson Electric Co.
    5.27%  1/31/00 ..............  A-1+   P-1        25,000          24,553,514
    5.32%  2/4/00 ...............  A-1+   P-1        35,000          34,348,300
  Motorola Credit Corp.
    5.25%  10/14/99 .............  A-1    P-1        33,600          33,536,300
    5.31%  11/19/99 .............  A-1    P-1        23,000          22,833,767
  Vermont American Co.
    5.63%  2/9/00 ...............  A-1+   P-1        30,000          29,385,392
                                                               ----------------
                                                                    144,657,273
                                                               ----------------
Entertainment - 0.7%
  The Walt Disney Co.
    4.82%  10/7/99 ..............  A-1    P-1         6,735           6,729,590
    4.83%  11/10/99 .............  A-1    P-1         2,450           2,436,852
    5.27%  2/2/00 ...............  A-1    P-1        22,315          21,909,313
                                                               ----------------
                                                                     31,075,755
                                                               ----------------
Finance - Consumer - 4.5%
  American Express Credit Corp.
    5.28%    11/10/99 ...........  A-1    P-1        25,000          24,853,333
  American General Finance Corp.
    5.14%    10/18/99 ...........  A-1    P-1        20,000          19,951,456
USAA Capital Corp.
    5.13%  10/13/99 .............  A-1+   P-1        27,336          27,288,544
    5.28%  10/18/99 .............  A-1+   P-1        10,000           9,975,067
    5.29%  10/28/99 .............  A-1+   P-1        20,000          19,920,650
    5.52%  2/9/00 ...............  A-1+   P-1        43,713          42,821,333
    5.70%  2/16/00 ..............  A-1+   P-1        25,000          24,453,750
    5.70%  2/23/00 ..............  A-1+   P-1        17,100          16,707,413
    5.70%  2/24/00 ..............  A-1+   P-1        18,000          17,583,900
                                                               ----------------
                                                                    203,555,446
                                                               ================
4

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)
                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Finance: Diversified - 5.3%
  Associates Corp.
    5.30%  10/7/99 ..............  A-1+   P-1    $   45,000    $     44,960,250
    5.27%  11/10/99 .............  A-1+   P-1        30,000          29,824,333
    5.72%  2/9/00 ...............  A-1+   P-1        25,000          24,479,639
Associates First Capital Corp.
    5.19%  10/4/99 ..............  A-1    P-1         5,000           4,997,838
General Electric Capital Corp. International Fund
    5.47%  2/3/00 ...............  A-1+   P-1        15,000          14,715,104
    5.77%  3/8/00 ...............  A-1+   P-1        25,000          24,362,896
General Electric Capital Corp.
    5.12%  10/6/99 ..............  A-1+   P-1        12,000          11,991,467
    5.31%  10/12/99 .............  A-1+   P-1        15,000          14,975,663
    5.43%  1/31/00 ..............  A-1+   P-1         8,000           7,852,787
    5.20%  2/2/00 ...............  A-1+   P-1        20,000          19,641,778
    5.36%  2/11/00 ..............  A-1+   P-1        13,000          12,742,571
    5.29%  2/15/00 ..............  A-1+   P-1        20,000          19,597,372
    5.78%  2/18/00 ..............  A-1+   P-1        12,000          11,730,267
                                                               ----------------
                                                                    241,871,965
                                                               ----------------
Finance - Leasing - 2.0%
 International Lease Finance Corp.
    5.28%  10/14/99 .............  A-1+   P-1        30,000          29,942,800
    5.28%  11/18/99 .............  A-1+   P-1        30,000          29,788,800
    4.94%  2/4/00 ...............  A-1+   P-1        30,000          29,481,300
                                                               ----------------
                                                                     89,212,900
                                                               ----------------
Foods - 4.6%
  Campbell Soup Co.
    5.20%  10/12/99 .............  A-1+   P-1        25,000          24,960,278
    5.23%  10/13/99 .............  A-1+   P-1        35,000          34,938,983
    5.26%  10/25/99 .............  A-1+   P-1        26,800          26,706,021
    4.82%  1/18/00 ..............  A-1+   P-1        22,000          21,678,934
  H.J. Heinz Co.
    5.33%  1/21/00 ..............  A-1    P-1        25,000          24,585,444
    5.34%  1/28/00 ..............  A-1    P-1        17,800          17,486,290
  Hershey Foods Corp.
    5.23%  10/15/99 .............  A-1    P-1        28,000          27,943,051
  Kellogg Co.
    5.27%  11/1/99 ..............  A-1+   P-1         8,400           8,361,880
    5.67%  2/11/00 ..............  A-1+   P-1        25,000          24,476,313
                                                               ----------------
                                                                    211,137,194
                                                               ================

PRIME SERIES
--------------------------------------------------------------------------------


                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Household Products - 3.2%
  Procter & Gamble  Co.
    5.28%  10/14/99 .............  A-1+   P-1       $20,000       $  19,961,867
    5.28%  10/18/99 .............  A-1+   P-1        57,200          57,057,381
    5.11%  10/29/99 .............  A-1+   P-1        16,400          16,334,819
    5.28%  11/5/99 ..............  A-1+   P-1        20,000          19,897,333
    5.28%  11/8/99 ..............  A-1+   P-1        20,000          19,888,533
    5.29%  12/17/99 .............  A-1+   P-1        14,000          13,841,594
                                                               ----------------
                                                                    146,981,527
                                                               ----------------
Machinery and Machine Tools - 0.3%
  Illinois Tool Works, Inc.
    5.33%   10/19/99 .............  A-1+   P-1        15,000         14,960,250
                                                               ----------------
Oil Integrated - Domestic - 3.0%
  Mobil Corp.
    5.55%   10/1/99 ..............  A-1+   P-1       135,000        135,000,000
                                                               ----------------
Oil Transportation - 0.8%
  Colonial Pipeline Co.
    5.14%  10/13/99 .............  A-1+   P-1        15,000          14,974,300
    5.32%  11/17/99 .............  A-1+   P-1        12,000          11,916,653
    5.34%  11/29/99 .............  A-1+   P-1        11,000          10,903,732
                                                               ----------------
                                                                     37,794,685
                                                               ----------------
Paper Products - 1.5%
  Kimberly-Clark Corp.
    5.23%  10/13/99 .............  A-1+   P-1        69,500          69,378,200
                                                               ----------------
Pharmaceutical - 6.7%
  Abbott Laboratories
    5.38%  10/7/99 ..............  A-1+   P-1        45,000          44,959,688
  Johnson & Johnson
    4.90%  10/15/99 .............  A-1+   P-1        13,600          13,574,084
    4.79%  11/1/99 ..............  A-1+   P-1        12,000          11,950,503
    5.17%  1/18/00 ..............  A-1+   P-1        25,000          24,608,660
    5.26%  2/2/00 ...............  A-1+   P-1        11,000          10,800,704
  Merck & Co., Inc.
    5.30%  2/4/00 ...............  A-1+   P-1        30,000          29,443,500
  Pfizer, Inc.
    5.28%  10/13/99 .............  A-1+   P-1        35,000          34,938,400
    5.27%  10/14/99 .............  A-1+   P-1        25,000          24,952,424
    5.27%  10/15/99 .............  A-1+   P-1        20,000          19,959,011
    5.29%  11/3/99 ..............  A-1+   P-1        50,000          49,757,542
    5.28%  11/4/99 ..............  A-1+   P-1        40,000          39,800,533
                                                               ----------------
                                                                    304,745,049
                                                               ================
6

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)
                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Property - Casualty Insurance - 1.7%
  AIG Funding, Inc.
    5.60%  10/1/99 ..............  A-1+   P-1      $75,000     $     75,000,000
                                                               ----------------
Publishing - 3.8%
  Gannett Co., Inc.
    5.28%  10/13/99 .............  A-1+   P-1        90,000          89,841,600
    5.27%  10/19/99 .............  A-1+   P-1        60,000          59,841,900
McGraw-Hill, Inc.
    5.12%  10/19/99 .............  A-1    P-1         5,000           4,987,200
    5.12%  10/21/99 .............  A-1    P-1         2,540           2,532,775
Times Mirror Co.
    5.12%  10/19/99 .............  A-1    P-1        15,000          14,961,600
                                                               ----------------
                                                                    172,165,075
                                                               ----------------
Retail - 3.6%
  Wal-Mart Stores, Inc.
    5.28%  10/4/99 ..............  A-1+   P-1        50,000          49,978,000
    5.28%  10/18/99 .............  A-1+   P-1        81,000          80,798,040
    5.28%  10/19/99 .............  A-1+   P-1        20,000          19,947,200
    5.28%  10/25/99 .............  A-1+   P-1        15,000          14,947,200
                                                               ----------------
                                                                    165,670,440
                                                               ----------------
Structured Finance - 10.1%
  Ciesco, LP.
    5.31%  10/5/99 ..............  A-1+   P-1        47,500          47,471,975
    5.32%  10/8/99 ..............  A-1+   P-1        50,000          49,948,278
    5.32%  10/8/99 ..............  A-1+   P-1         2,500           2,497,414
    5.32%  11/4/99 ..............  A-1+   P-1         6,000           5,969,853
    5.32%  11/5/99 ..............  A-1+   P-1        20,000          19,896,556
    5.32%  11/19/99 .............  A-1+   P-1        30,000          29,782,767
  Corporate Receivables Corp.
    5.33%  10/6/99 ..............  A-1+   P-1        25,000          24,981,493
    5.17%  10/14/99 .............  A-1+   P-1        10,000           9,981,331
    5.20%  10/20/99 .............  A-1+   P-1         8,000           7,978,044
    5.35%  10/28/99 .............  A-1+   P-1        50,000          49,799,375
    5.36%  11/3/99 ..............  A-1+   P-1        10,000           9,950,867
    5.37%  11/8/99 ..............  A-1+   P-1        50,000          49,716,583
    5.36%  11/15/99 .............  A-1+   P-1        10,000           9,933,000
                                                               ----------------

PRIME SERIES
--------------------------------------------------------------------------------


                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Structured Finance (concluded)
  Corporate Asset Funding Co., Inc.
    5.32%  10/1/99 ..............  A-1+   P-1    $   30,000    $     30,000,000
    5.15%  10/5/99 ..............  A-1+   P-1        30,000          29,982,833
    5.33%  10/12/99 .............  A-1+   P-1        30,000          29,951,142
    5.17%  10/20/99 .............  A-1+   P-1        10,000           9,972,714
    5.17%  10/21/99 .............  A-1+   P-1        20,000          19,942,556
    5.35%  11/15/99 .............  A-1+   P-1        10,000           9,933,125
    5.36%  11/16/99 .............  A-1+   P-1        10,000           9,931,511
                                                               ----------------
                                                                    457,621,417
                                                               ----------------
Telephone - 13.8%
  Ameritech Corp.
    5.57%  10/1/99 ..............  A-1+   P-1       100,000         100,000,000
    5.31%  10/5/99 ..............  A-1+   P-1        70,000          69,958,700
  AT&T Corp.
    5.29%  10/27/99 .............  A-1+   P-1        96,500          96,131,316
  Bell Atlantic Network Funding Corp.
    5.32%  10/18/99 .............  A-1+   P-1        40,000          39,899,511
    5.30%  10/21/99 .............  A-1+   P-1        45,000          44,867,500
  BellSouth Capital Funding Corp.
    5.23%  10/4/99 ..............  A-1+   P-1        33,000          32,985,618
    5.29%  11/23/99 .............  A-1+   P-1        75,000          74,418,104
  BellSouth Telecommunications, Inc.
    5.32%  2/7/00 ...............  A-1+   P-1        50,000          49,009,208
  SBC Communications, Inc.
    5.29%  10/14/99 .............  A-1+   P-1        25,000          24,952,243
    5.18%  10/25/99 .............  A-1+   P-1        14,500          14,449,927
    5.30%  11/29/99 .............  A-1+   P-1        10,000           9,913,139
    5.33%  1/20/00 ..............  A-1+   P-1        50,000          49,178,292
    5.70%  2/22/00 ..............  A-1+   P-1        20,000          19,544,000
                                                               ----------------
                                                                    625,307,558
                                                               ----------------
Utilities - 3.6%
  National Rural Utilities CFC.
    5.27%  10/13/99 .............  A-1+   P-1        12,365          12,343,279
    5.25%  10/18/99 .............  A-1+   P-1         4,000           3,990,083
    5.30%  11/9/99 ..............  A-1+   P-1        18,500          18,393,779
    5.78%  1/27/00 ..............  A-1+   P-1        27,860          27,332,177
    5.75%  2/10/00 ..............  A-1+   P-1        30,000          29,367,500
    5.79%  2/17/00 ..............  A-1+   P-1         8,000           7,821,153

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)
                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER (continued)

Utilities (concluded)
    5.31%  11/10/99 .............  A-1+   P-1    $   25,000    $     24,852,500
    5.30%  11/16/99 .............  A-1+   P-1        24,000          23,837,467
    5.31%  11/18/99 .............  A-1+   P-1        15,000          14,893,800
                                                               ----------------
                                                                    162,831,738
                                                               ----------------
Total Commercial Paper
  (Cost $4,174,427,166) ...................................       4,174,427,166
                                                               -----------------

U.S. CORPORATE NOTE/BOND - 0.3%

  Associates Corp.
    6.00%  3/15/00 ..............  A-1+   P-1        12,000          12,027,012
                                                               ----------------
Total U.S. Corporate Note/Bond
  (Cost $12,027,012) ......................................          12,027,012
                                                               ----------------

FLOATING RATE - NOTE - 4.2%

  Associates Corp.
    5.26%  3/20/00 ..............  A-1+   P-1        40,000          39,987,058
  AT&T Corp.
    5.27%  7/13/00 ..............  A-1+   P-1        15,000          14,995,311
  Federal Home Loan Bank
    5.26%  11/9/99 ..............  A-1+   P-1        25,000          24,998,168
    5.31%  4/14/00 ..............  A-1+   P-1        50,000          49,986,612
    5.22%  5/12/00 ..............  A-1+   P-1        20,000          19,989,596
    5.21%  7/12/00 ..............  A-1+   P-1         6,000           5,997,664
  General Electric Capital Corp.
    5.26%  4/12/00 ..............  A-1+   P-1        25,000          25,000,000
    5.39%  5/12/00 ..............  A-1+   P-1        10,000          10,000,000
                                                               ----------------
Total Floating Rate - Note
(Cost $190,954,409) .......................................         190,954,409
                                                               ----------------

CERTIFICATE OF DEPOSIT - 3.4%

  First Chicago NBD Corp.
    5.20%  10/26/99 .............  A-1    P-1        25,000          25,000,000
    5.48%  1/18/00 ..............  A-1    P-1         5,000           4,992,940
  First Union National Bank of N.C.
    4.93%  10/20/99 .............  A-1    P-1        10,000          10,000,000
  Mellon Bank Corp.
    5.52%  2/10/00 ..............  A-1+   P-1        25,000          25,000,000
    5.52%  2/11/00 ..............  A-1+   P-1        25,000          25,000,000

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)
                                              Rating
                                              ------          Par
                                            S&P  Moody's     (000)         Value
--------------------------------------------------------------------------------

CERTIFICATE OF DEPOSIT (concluded)

  NationsBank Corp.
    4.93%  11/3/99 ..............  A-1    P-1    $   25,000    $     25,000,000
    4.94%  11/10/99 .............  A-1    P-1        30,000          30,000,000
    4.99%  1/11/00 ..............  A-1    P-1        10,000           9,987,084
                                                               -----------------
Total Certificate of Deposit
  (Cost $154,980,024) .....................................         154,980,024
                                                               -----------------

FHLB - 0.2%

  Federal Home Loan Bank
    5.16%  3/8/00 ...............  A-1+   P-1         8,000           8,003,430
                                                               -----------------
Total FHLB
  (Cost $8,003,430) .......................................           8,003,430
                                                               -----------------

REPURCHASE AGREEMENTS - 0.1%/b

  Goldman Sachs
    5.15%  10/1/99d .........................         4,809           4,808,763
                                                               -----------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $4,808,763) .......................................           4,808,763
                                                               -----------------
TOTAL INVESTMENTS--100.0%
  (Cost $4,545,200,804)/c .................................    $  4,545,200,804

LIABILITIES IN EXCESS OF OTHER ASSETS--0.0% ...............          (7,840,122)
                                                               -----------------
NET ASSETS--100.0% ........................................    $  4,537,360,682
                                                               ================


Net Asset Value, Offering and Redemption Price Per:
  Prime Share
    ($3,995,564,474 ./. 3,995,480,297 shares outstanding) ...             $1.00
                                                                          =====

  Flag Investors Class A Share
    ($13,118,065 ./. 13,117,559 shares outstanding) .........             $1.00
                                                                          =====

  Flag Investors Class B Share
    ($6,273,802 ./. 6,273,698 shares outstanding) ...........             $1.00
                                                                          =====

  Institutional Prime Share
    ($451,946,360 ./. 451,939,552 shares outstanding) .......             $1.00
                                                                          =====

  Quality Cash Reserve Prime Share
    ($70,457,982 ./. 70,451,450 shares outstanding) .........             $1.00
                                                                          =====


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1999
(Unaudited)
--------------------------------------------------------------------------------

------------
a/ Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund. b/ Collateral on tri party repurchase agreements held by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.
c/ Aggregate cost for financial reporting and federal tax purposes.
d/ Dated 9/30/99 principal and interest in the amount of $4,809,451, due
   10/01/99 (Collateralized by U.S. Treasury Note, par value of $5,128,000, coupon rate of 4.25%, due 11/15/03, value of $4,905,652.

MOODY'S RATINGS:
   Aaa  Bonds that are judged to be of the best quality.
   P-1  Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

PRIME SERIES
--------------------------------------------------------------------------------
Statement of Operations  (Unaudited)
For the six months ended September 30, 1999

--------------------------------------------------------------------------------
Investment Income:
   Interest income ............................................     $108,333,920
                                                                    ------------

Expenses:
   Investment advisory fees ...................................        5,474,942
   Distribution fees ..........................................        5,016,300
   Transfer agent fees ........................................        1,111,923
   Shareholder service fees ...................................          950,690
   Registration fees ..........................................          362,038
   Custodian fees .............................................          211,740
   Accounting fees ............................................           86,498
   Professional fees ..........................................           85,117
   Directors' fees ............................................           84,414
   Miscellaneous ..............................................          264,343
                                                                    ------------
            Total expenses ....................................       13,648,005
                                                                    ------------
            Net investment income .............................       94,685,915
                                                                    ------------
            Net realized gain from security transactions ......               45
                                                                    ------------
Net increase in net assets resulting from operations ..........     $ 94,685,960
                                                                    ============



                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                           September 30, 1999


--------------------------------------------------------------------------------
                                                 For the Six         For the
                                                Months Ended       Year Ended
                                                September 30,       March 31,
                                                -------------       ---------
                                                   1999/1             1999

Increase (Decrease) in Net Assets
Operations:
   Net investment income ..................   $   94,685,915     $  178,689,887
   Net realized gain from
     security transactions ................               45             88,481
                                              --------------     --------------
   Net increase in net assets resulting
     from operations ......................       94,685,960        178,778,368
                                              --------------     --------------

Distributions to Shareholders From:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares .......................      (84,206,344)      (151,410,202)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares .........       (8,622,128)       (16,058,016)
     Flag Investors Class A Shares ........         (262,028)          (435,677)
     Flag Investors Class B Shares ........          (67,912)           (72,373)
     Quality Cash Reserve Shares ..........       (1,581,609)       (10,713,744)
                                              --------------     --------------
     Total distributions ..................      (94,740,021)      (178,690,012)
                                              --------------     --------------

Capital Share Transactions, net ...........      323,594,286        496,268,896
                                              --------------     --------------
   Total increase in net assets ...........      323,594,330        496,357,252
Net Assets:

   Beginning of period ....................    4,213,766,352      3,717,409,100
                                              --------------     --------------
   End of period ..........................   $4,537,360,682     $4,213,766,352
                                              ==============     ==============

----------
1 Unaudited.


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME SHARES
---------------------------------------------------------------------------------
                                                  For the             For the
                                             Six Months Ended       Year Ended
                                               September 30,         March 31,
                                               -------------         ---------
                                                   1999/1              1999
Per Share Operating Performance:
  Net asset value at beginning of period ..   $         1.00     $        1.00
                                              --------------     --------------
Income from Investment Operations:
  Net investment income ...................           0.0222             0.0473
Less Distributions:
  Dividends from net investment income ....          (0.0222)           (0.0473)
                                              --------------     --------------
  Net asset value at end of period ........   $         1.00     $         1.00
                                              ==============     ==============

Total Return:
  Based on net asset value per share ......             2.24%              4.84%
Ratios to Average Net Assets:
  Expenses ................................             0.66%/1            0.63%
  Net investment income                                 4.43%/1            4.71%
Supplemental Data:
  Net assets at end of period .............   $3,995,564,474     $3,727,990,170
  Number of shares outstanding at
    end of period .........................    3,995,480,297      3,727,906,079

----------
1 Annualized.
2 Unaudited.

PRIME SERIES
-------------------------------------------------------------------------------

PRIME SHARES (continued)
-------------------------------------------------------------------------------


                                                                   For the Years Ended March 31,
-------------------------------------------------------------------------------------------------------------------------------
                                                   1998                1997                1996                1995

Per Share Operating Performance:
  Net asset value at beginning of period ..    $         1.00      $         1.00     $         1.00       $         1.00
                                               --------------      --------------     --------------       --------------
Income from Investment Operations:
  Net investment income ...................            0.0494              0.0478             0.0524               0.0442
Less Distributions:
  Dividends from net investment income ....           (0.0494)            (0.0478)           (0.0524)             (0.0442)
                                               --------------      --------------     --------------       --------------
  Net asset value at end of period ........    $         1.00      $         1.00     $         1.00       $         1.00
                                               ==============      ==============     ==============       ==============

Total Return:
  Based on net asset value per share ......              5.05%               4.88%              5.36%                4.51%
Ratios to Average Net Assets:
  Expenses ................................              0.67%               0.63%              0.60%                0.61%
  Net investment income                                  4.94%               4.78%              5.21%                4.46%
Supplemental Data:
  Net assets at end of period .............    $3,164,537,551      $2,545,532,365     $2,386,681,216       $1,472,079,739
  Number of shares outstanding at
    end of period .........................     3,164,529,071       2,545,523,885      2,386,684,392        1,472,077,488


                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------

                                                    For the             For the
                                               Six Months Ended       Year Ended
                                                 September 30,         March 31,
                                                 -------------         ---------
                                                    1999/1               1999
Per Share Operating Performance:
   Net asset value at beginning of period ...    $      1.00          $      1.00
                                                 -----------          -----------
Income from Investment Operations:
   Net investment income ....................         0.0224               0.0474
Less Distributions:
   Dividends from net investment income .....        (0.0224)             (0.0474)
                                                 -----------          -----------
   Net asset value at end of period .........    $      1.00          $      1.00
                                                 ===========          ===========

Total Return:
   Based on net asset value per share .......           2.26%                4.85%
Ratios to Average Net Assets:
   Expenses .................................           0.61%/1              0.63%
   Net investment income ....................           4.55%/1              4.67%
Supplemental Data:
   Net assets at end of period ..............    $13,118,065          $13,028,272
   Number of shares outstanding at
     end of period ..........................     13,117,559           13,027,769

----------
1 Annualized.
2 Unaudited.

PRIME SERIES
--------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------




                                                               For the Years Ended March 31,
                                               ------------------------------------------------------------------
                                                   1998                1997             1996               1995
Per Share Operating Performance:
   Net asset value at beginning of period ...  $     1.00          $     1.00        $     1.00        $     1.00
                                               ----------          ----------        ----------        ----------
Income from Investment Operations:
   Net investment income ....................      0.0494              0.0478            0.0524            0.0442
Less Distributions:
   Dividends from net investment income .....     (0.0494)            (0.0478)          (0.0524)          (0.0442)
                                               ----------          ----------        ----------        ----------
   Net asset value at end of period .........  $     1.00          $     1.00        $     1.00        $     1.00
                                               ==========          ==========        ==========        ==========

Total Return:
   Based on net asset value per share .......        5.05%               4.88%             5.36%             4.51%
Ratios to Average Net Assets:
   Expenses .................................        0.67%               0.63%             0.60%             0.61%
   Net investment income ....................        4.94%               4.78%             5.25%             4.26%
Supplemental Data:
   Net assets at end of period ..............  $7,736,785          $6,521,574        $5,976,831        $7,726,696
   Number of shares outstanding at
     end of period ..........................   7,736,522           6,521,310         5,976,824         7,726,698



                       See Notes to Financial Statements.

PRIME SERIES
--------------------------------------------------------------------------------
Financial Highlights
(for a share outstanding throughout each period

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                For the Six           For the
                                               Months Ended         Year Ended
                                               September 30,         March 31,
                                               -------------        ----------
                                                   1999                1999


Per Share Operating Performance:

   Net asset value at beginning of period ....      $ 1.00             $  1.00
                                                ----------           ---------
Income from Investment Operations:
   Net investment income .....................      0.0187              0.0400
Less Distributions:
   Dividends from net investment .............     (0.0187)            (0.0400)
                                                ----------           ---------
   Net asset value at end of period .......... $      1.00             $  1.00
                                                ==========           =========

Total Return:
   Based on net asset value per share ........       1.88%                4.07%
Ratios to Average Net Assets:
   Expenses ..................................       1.36%/2              1.37%
   Net investment income .....................       3.81%/2              3.92%
Supplemental Data:
   Net assets at end of period ...............  $6,273,802          $2,355,863
   Number of shares outstanding at
     end of period ...........................   6,273,698           2,355,780

---------
1 Commencement of operations.
2 Annualized.
3 Unaudited.

PRIME SERIES
-------------------------------------------------------------------------------


FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------


                                                   For the Period April 3, 19952
    For the Years Ended March 31,                          through March 31,
--------------------------------------------------------------------------------
                                                   1998                    1997                   1996

Per Share Operating Performance:                  $ 1.00                  $ 1.00                  $ 1.00
                                                --------                 -------                 -------
   Net asset value at beginning of period ....
                                                  0.0418                  0.0414                  0.0361
Income from Investment Operations:
   Net investment income .....................   (0.0418)                (0.0414)                (0.0361)
Less Distributions:                              -------                 -------                 -------
   Dividends from net investment .............  $   1.00                  $ 1.00                  $ 1.00
                                                ========                 =======                 =======
   Net asset value at end of period ..........

                                                    4.27%                   4.22%                   3.69%
Total Return:
   Based on net asset value per share ........      1.42%                   1.38%                   1.38%2
Ratios to Average Net Assets:                       4.18%                   4.14%                   4.30%2
   Expenses ..................................
   Net investment income .....................  $184,382                $227,098                 $10,200
Supplemental Data:
   Net assets at end of period ...............   184,382                 227,098                  10,200
   Number of shares outstanding at
     end of period ...........................


                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                    For the            For the
                                               Six Months Ended      Year Ended
                                                 September 30,        March 31,
                                                --------------        ---------
                                                     19991              1999

Per Share Operating Performance:
   Net asset value at beginning of period ...     $   1.00            $   1.00
                                              ------------         -----------
Income from Investment Operations:
   Net investment income ....................       0.0237              0.0499
Less Distributions:
   Dividends from net investment income .....      (0.0237)            (0.0499)
                                              ------------         -----------
   Net asset value at end of period .........     $   1.00            $   1.00
                                              ============         ===========
Total Return:
   Based on net asset value per share .......         2.39%                5.11%
Ratios to Average Net Assets:
   Expenses .................................         0.35%/1             0.36%
   Net investment income ....................         4.69%/1             4.98%
Supplemental Data:
   Net assets at end of period .............. $451,946,360        $388,447,492
   Number of shares outstanding at
     end of period ..........................  451,939,552         388,440,636


----------
1 Unaudited.
2 Annualized.

PRIME SERIES
-------------------------------------------------------------------------------



PRIME INSTITUTIONAL SHARES (continued)
-------------------------------------------------------------------------------



                                                                            For the Years Ended March 31,
                                             --------------------------------------------------------------------------------
                                                   1998                 1997                 1996               1995


Per Share Operating Performance:
   Net asset value at beginning of period ...     $   1.00             $  1.00             $  1.00              $  1.00
                                               -----------        ------------         -----------          -----------
Income from Investment Operations:
   Net investment income ....................       0.0519              0.0503              0.0548               0.0472
Less Distributions:
   Dividends from net investment income .....      (0.0519)            (0.0503)            (0.0548)             (0.0472)
                                               -----------        ------------         -----------          -----------
   Net asset value at end of period .........     $   1.00             $  1.00             $  1.00              $  1.00
                                               ===========        ============         ===========          ===========
Total Return:
   Based on net asset value per share .......         5.31%               5.15%               5.62%                4.82%
Ratios to Average Net Assets:
   Expenses .................................         0.42%               0.38%               0.35%                0.36%
   Net investment income ....................         5.22%               5.04%               5.32%                4.57%
Supplemental Data:
   Net assets at end of period .............. $317,971,693        $117,812,047         $53,699,315          $11,904,716
   Number of shares outstanding at
     end of period ..........................  317,971,413         117,811,768          53,699,535           11,904,663







                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)


QUALITY CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------
                                                   For the           For the
                                              Six Months Ended     Year Ended
                                                September 30,       March 31,
                                              ----------------     ----------
                                                   1999/1               1999
Per Share Operating Performance:
   Net asset value at beginning of period ..      $  1.00             $  1.00
                                                ---------           ---------
Income from Investment Operations:
   Net investment income . . ...............       0.0207              0.0444
Less Distributions:
   Dividends from net investment income ....      (0.0207)            (0.0444)
                                                ---------           ---------
   Net asset value at end of period ........      $  1.00             $  1.00
                                                =========           =========

Total Return:
   Based on net asset value per share ......         2.08%               4.53%
Ratios to Average Net Assets:
   Expenses ................................         0.96%/3             0.92%/1
   Net investment income ...................         4.12%/3             4.44%/2
Supplemental Data:
   Net assets at end of period .............  $70,457,982         $81,944,555
   Number of shares outstanding at
     end of period .........................   70,451,450          81,938,027


-------------
1 Ratios of expenses to average net assets prior fee waivers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
2 Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
3 Annualized.
4 Unaudited.

PRIME SERIES

--------------------------------------------------------------------------------



                                                                               For the Years Ended March 31,
                                             --------------------------------------------------------------------------------
                                                   1998                 1997                    1996               1995



Per Share Operating Performance:
   Net asset value at beginning of period ..       $  1.00              $  1.00                 $  1.00             $  1.00
                                                 ---------           ----------              ----------           ---------
Income from Investment Operations:
   Net investment income . . ...............        0.0465               0.0449                  0.0493              0.0402
Less Distributions:
   Dividends from net investment income ....       (0.0465)             (0.0449)                (0.0493)            (0.0402)
                                                 ---------           ----------              ----------           ---------
   Net asset value at end of period ........       $  1.00              $  1.00                 $  1.00             $  1.00
                                                 =========           ==========              ==========           =========

Total Return:
   Based on net asset value per share ......          4.75%                4.59%                   5.04%               4.09%
Ratios to Average Net Assets:
   Expenses ................................          0.96%/1              0.91%/1                 0.90%/1             0.96%
   Net investment income ...................          4.66%/2              4.50%/2                 .91%/2              4.04%
Supplemental Data:
   Net assets at end of period .............  $226,978,689         $197,370,530            $156,412,213         $94,592,158
   Number of shares outstanding at
     end of period .........................   226,978,007          197,369,848             156,412,393          94,591,979



                       See Notes to Financial Statements.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

NOTE 1--Significant Accounting Policies

   Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (Othe FundO) began operations August 11, 1981. The Fund is Tregistered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

   The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: Deutsche Banc Alex. Brown Cash Reserve Prime Shares (OPrime SharesO), Flag Investors Cash Reserve Prime Shares Class A (OFlag Investors Class A SharesO), Flag Investors Cash Reserve Prime Shares Class B (OFlag Investors Class B SharesO), Quality Cash Reserve Prime Shares (OQuality Cash SharesO) and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares (OPrime Institutional SharesO). The Treasury Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Treasury Shares (OTreasury SharesO) and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares (OTreasury Institutional SharesO). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares (OTax-Free SharesO) and Deutsche Banc Alex. Brown Cash Reserve Tax Free Institutional Shares (OTax Free Institutional SharesO). Shareholders can vote only on issues that affect the share classes they own.

   When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 1--concluded

     C. Federal Income Taxes--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

           The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

   Investment Company Capital Corp. (OICCO), a subsidiary of Deutsche Banc Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

   ICC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets. The Prime Series paid $86,498, the Treasury Series paid $66,614 and the Tax-Free Series paid $70,885 for accounting services for the six months ended September 30, 1999.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 2--concluded

   ICC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,111,923, the Treasury Series paid $223,260 and the Tax-Free Series paid $112,730 to ICC for transfer agent services for the six months ended September 30, 1999.

   ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the six months ended September 30, 1999, distribution fees aggregated $4,753,449, $14,357, $915,469 and $1,306,254 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $230,664 for the six months ended September 30, 1999 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $17,830 for the six months ended September 30, 1999.

   ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the six months ended September 30, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the Quality Cash Shares for the period April 1, 1998 to December 31, 1998. There was no waiver from January 1, 1999 thru September 30, 1999.

   The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended September 30, 1999 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1999 was $290,689 for the Prime Series, $98,861 for the Treasury Series and $96,569 for the Tax-Free Series.

   Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation ("BT Corp."), is the Fund's investment advisor. On June 4, 1999, BTCorp. was acquired by Deutsche Banc AG (ODeutsche BancO). As a result of the transaction, ICC became an indirect subsidiary of Deutsche Banc.

   On January 1, 1999 the OFundO adopted a Shareholder Service Plan (the OPlanO) for the Prime, Treasury and Tax-Free Series of the Fund OSharesO in order to provide compensation to third parties (OShareholder Servicing AgentsO) who provide shareholder services to clients (OClientsO) who from time to time beneficially own shares. In consideration of services provided by any Shareholder Servicing Agent, the Fund pays the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' daily average net assets.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)


NOTE 3--Capital Stock and Share Information

   The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:


                                                    For the Six          For the
                                                   Months Ended        Year Ended
                                                September 30, 19991  March 31, 1999
                                               -------------------   --------------

Prime Series:
   Sold:
     Prime Shares .............................  13,514,122,041      21,238,313,843
     Flag Investors Class A Shares ............      98,334,734          86,081,920
     Flag Investors Class B Shares ............       7,054,784           8,010,702
     Prime Institutional Shares ...............   3,427,597,300      5,126,520,6272
     Quality Cash Shares ......................     210,239,146       1,143,097,219
   Issued as reinvestment of dividends:
     Prime Shares .............................      78,188,624         143,654,045
     Flag Investors Class A Shares ............         208,251             385,752
     Flag Investors Class B Shares ............          55,245              55,849
     Prime Institutional Shares ...............       7,851,805          12,241,514
     Quality Cash Shares ......................       1,537,466          10,243,851
   Redeemed:
     Prime Shares ............................. (13,324,736,425)    (20,818,590,880)
     Flag Investors Class A Shares ............     (98,453,195)        (81,176,425)
     Flag Investors Class B Shares ............      (3,192,111)         (5,895,153)
     Prime Institutional Shares ...............  (3,371,950,190)     (5,068,292,918)
     Quality Cash Shares ......................    (223,263,189)     (1,298,381,050)
                                                ---------------      --------------
       Net increase ...........................     323,594,286         496,268,896
                                                ===============      ==============


--------
1 Unaudited.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)



NOTE 3--concluded


                                                    For the Six          For the
                                                   Months Ended        Year Ended
                                                September 30, 19991  March 31, 1999
                                               -------------------   --------------

Treasury Series:
   Sold:
     Treasury Shares .........................    1,859,625,373       4,361,406,499
     Treasury Institutional Shares ...........      190,811,381         826,662,420
   Issued as reinvestment of dividends:
     Treasury Shares .........................       13,884,671          32,190,535
     Treasury Institutional Shares ...........        2,467,738           2,757,290
   Redeemed:
     Treasury Shares .........................   (2,035,284,795)     (4,375,328,973)
     Treasury Institutional Shares ...........     (217,189,270)       (805,626,922)
                                                ---------------      --------------
       Net increase (decrease) ...............     (185,684,902)         42,060,849
                                                ===============      ==============
Tax-Free Series:
   Sold:
     Tax-Free Shares .........................    3,338,298,958       5,341,857,730
     Tax Free Institutional Shares ...........      369,635,867       1,108,685,495
   Issued as reinvestment of dividends:
     Tax-Free Shares                                 12,375,931          23,390,210
     Tax Free Institutional Shares ...........          519,796           1,157,547
   Redeemed:
     Tax-Free Shares .........................   (3,339,656,505)     (5,159,012,230)
     Institutional Tax Free Shares ...........     (360,839,263)     (1,001,918,560)
                                                ---------------      --------------
       Net increase ..........................       20,334,784         214,160,192
                                                ===============      ==============



Note 4--Net Assets1


                                                   Prime        Treasury         Tax-Free
                                                  Series         Series           Series
                                            ---------------  --------------  --------------

Paid-in capital ..........................  $44,537,265,313   $753,494,812   $1,152,636,056
Undistributed net investment income/
   (distribution in excess) ..............            8,345        (44,873)         (59,537)
Undistributed net realized gain/(loss) on
   sales of investments ..................           87,024        194,873         (103,457)
                                            ---------------  -------------   --------------
                                             $4,537,360,682   $753,644,813   $1,152,273,062
                                            ===============  =============   ==============


--------
1 Unaudited.

PRIME SERIES
-------------------------------------------------------------------------------
Notes to Financial Statements (concluded)


Note 5--Subsequent Event

         On June 4, 1999, Bankers Trust Corporation, the parent company of Investment Company Capital Corp (OICCO), the investment advisor to the Fund was acquired by Deutsche Bank AG. As a result, ICC also became an indirect wholly-owned subsidiary of Deutsche Bank AG.

         A Special Meeting of Shareholders (the OSpecial MeetingO) was held on October 7, 1999, at which time shareholders voted to approve a new investment advisory agreement (the OAdvisory AgreementO) with ICC. Additionally, shareholders elected the Board of Directors and voted to eliminate or modify certain fundamental investment restrictions of the Fund.

         The results of the shareholder voting at the Special Meeting are as follows:


----------------------------------------------------------------------------------------------
                                                                         Withheld/    Broker
 Proposal                                        For         Against     Abstain    Non-Votes
----------------------------------------------------------------------------------------------
 Prime Series:
----------------------------------------------------------------------------------------------
 Elect Richard T. Hale                      2,486,642,715               18,231,386
----------------------------------------------------------------------------------------------
 Elect Richard R. Burt                      2,483,949,933               20,924,168
----------------------------------------------------------------------------------------------
 Elect Joseph R. Hardiman                   2,486,503,693               18,370,408
----------------------------------------------------------------------------------------------
 Elect Louis E. Levy                        2,484,070,592               20,803,509
----------------------------------------------------------------------------------------------
 Elect Eugene J. McDonald                   2,484,456,056               20,418,045
----------------------------------------------------------------------------------------------
 Elect Rebecca W. Rimel                     2,484,572,288               20,301,813
----------------------------------------------------------------------------------------------
 Elect Truman T. Semans                     2,485,018,646               19,855,455
----------------------------------------------------------------------------------------------
 Elect Robert H. Wadsworth                  2,484,690,148               20,183,953
----------------------------------------------------------------------------------------------
 Investment Advisory Agreement
 with ICC                                   2,464,162,742  16,263,731   24,447,628
----------------------------------------------------------------------------------------------
 Eliminate policy regarding investing
 for exercising control or management       2,391,371,420  78,146,574   30,051,315 5,304,792
----------------------------------------------------------------------------------------------
 Eliminate policy regarding pledging,
 mortgaging or hypothecating assets         2,376,751,127  94,102,855   28,715,327 5,304,792
----------------------------------------------------------------------------------------------
 Eliminate policy regarding investment
 in other investment companies              2,391,536,912  79,218,566   28,813,831 5,304,792
----------------------------------------------------------------------------------------------
 Eliminate policy regarding short sales,
 purchasing securities on margin, and
 investing in puts and calls and
 commodities                                2,364,466,643 103,338,495   31,764,171 5,304,792
----------------------------------------------------------------------------------------------
 Eliminate policy regarding oil, gas and
 mineral leases                             2,378,303,653  91,645,404   29,620,252 5,304,792
----------------------------------------------------------------------------------------------
 Modify policy regarding borrowing          2,381,377,496  88,045,672   30,146,141 5,304,792
----------------------------------------------------------------------------------------------
 Modify policy regarding loans              2,371,610,123  98,042,664   29,916,522 5,304,792
----------------------------------------------------------------------------------------------



Board of Directors
-------------------------------------------------------------------------------

RICHARD T. HALE                                   EUGENE J. McDONALD
  Chairman                                             Director

 JAMES J. CUNNANE                                  REBECCA W. RIMEL
     Director                                          Director

JOSEPH R. HARDIMAN                                 TRUMAN T. SEMANS
     Director                                          Director

   LOUIS E. LEVY                                  CARL W. VOGT, Esq.
     Director                                          Director




Officers
-------------------------------------------------------------------------------

HARRY WOOLF                                           AMY M. OLMERT
 President                                              Secretary

CHARLES A. RIZZO                                    DANIEL O. HIRSCH
   Treasurer                                       Assistant Secretary

-------------------------------------------------------------------------------

      Distributor                                     Transfer Agent
ICC DISTRIBUTORS, INC.                       INVESTMENT COMPANY CAPITAL CORP.
  Two Portland Square                                One South Street
  Portland, ME 04101                                Baltimore, MD 21202
    (207) 879-6200                                    (800) 553-8080

       Investment Advisor                                Auditors
INVESTMENT COMPANY CAPITAL CORP.                PRICEWATERHOUSECOOPERS LLP
        One South Street                           250 West Pratt Street
       Baltimore, MD 21202                          Baltimore, MD 21201

            Custodian
          BANKERS TRUST
       130 Liberty Street
       New York, NY 10006

-------------------------------------------------------------------------------

This report is prepared for the general information of shareholders of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.


30
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


QUALITY CASH RESERVE PRIME SHARES                    Bulk Rate
P.O. Box 1346                                      U.S. Postage
Baltimore, MD 21203                                   PAID
                                                   Farmingdale, NY
                                                   Permit No. 225